Other Investments - Schedule of Equity Investments Designated (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Investments designated as FVTOCI
Equity investments designated as FVTOCI	$ 1,334	$ 609
Investments designated as FVTPL
Equity investments designated as FVTPL	15,943	45,645
Total	17,277	46,254
Public companies [Member]
Investments designated as FVTOCI
Equity investments designated as FVTOCI	1,334	547
Investments designated as FVTPL
Equity investments designated as FVTPL	13,409	42,488
Private companies [Member]
Investments designated as FVTOCI
Equity investments designated as FVTOCI		62
Investments designated as FVTPL
Equity investments designated as FVTPL	$ 2,534	$ 3,157